Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 30 Commitments and Contingencies

Exploration Commitments

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Commitments for payments under exploration permits in existence at the reporting date but not recognized as liabilities payable	$—	$470,763

Capital Commitments

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Property, plant and equipment	$15,130,146	$52,968,336

The capital commitments relate to purchases of property, plant and equipment in connection with the expansion of our business and development of our technologies in the NAM and BTS business segments and are expected to be recognized within the next twelve months.

Legal Proceedings

The Company is currently not a party to any material legal proceedings. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. Such claims or legal actions, even if without merit, could result in the expenditure of significant financial and management resources and potentially result in civil liability for damages.